SCHEDULE OF NUMBER OF UNVESTED RSUs (Details) - Performance share units [member]	12 Months Ended
Mar. 31, 2026 shares
IfrsStatementLineItems [Line Items]
Number of unvested shares
Number of unvested shares, Awarded	98,101
Number of unvested shares	98,101
Number of unvested shares	12,263
Number of vested units ,shares